Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Schedule of cash and cash equivalents

	12.31.2024	12.31.2023
Cash and bank accounts	174,798	223,298
Financial investments with immediate liquidity	3,987,141	5,411,325
	4,161,939	5,634,623